SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION
c)    Reportable Segment Measures

AS AT AND FOR THE YEAR ENDED DEC. 31, 2025 (MILLIONS)	Asset Management[3]	Wealth Solutions[2,6]	Renewable Power and Transition[4]	Infrastructure[4]	Private Equity[4]	Real Estate[5]	Corporate Activities[4]	Total Segments	Note
External revenues	$8,925	n/a	$7,636	$24,223	$28,716	$5,330	$270	$75,100
Revenues earned for management of affiliated assets and other[1]	5,474	n/a	6	3	91	81	191	5,846	i
Segmented revenues	14,399	n/a	7,642	24,226	28,807	5,411	461	80,946
DE1	3,337	1,671	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO	n/a	n/a	584	757	455	n/a	(535)	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	3,144	n/a	n/a	ii
Common Equity	15,511	12,742	4,860	2,311	1,890	25,141	(18,659)	43,796
1.We equity account for our investment in Oaktree and include our share of the DE at our ownership of 74%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the year ended December 31, 2025, $2.1 billion of revenue from our partner managers was included in our Asset Management segment revenue.
2.We equity account for our investment in BWS, and as such do not generate consolidated external revenues or revenues paid for management of affiliated assets.
3.Included in the determination of DE for our Asset Management segment are direct costs of $8.0 billion, other income and gains of $nil, and interest expense of $4.4 billion. For the year ended December 31, 2025, $1.4 billion of direct costs from our partner managers was included in our Asset Management segment direct costs.
4.Included in the determination of FFO are direct costs of $2.9 billion, $12.1 billion, $20.2 billion, and $148 million, other income and gains of $5 million expense, $2.1 billion income, $325 million income, and $nil, and interest expense of $2.1 billion, $3.8 billion, $3.4 billion, and $742 million of our Renewable Power and Transition, Infrastructure, Private Equity, and Corporate Activities segments, respectively.
5.Included in the determination of NOI of our Real Estate segment are direct costs of $4.0 billion.
6.In the second quarter of 2025, we transferred a 4% direct interest in BAM, with a fair value of $3.5 billion, to our wealth solutions business in exchange for non-cash consideration, including additional BWS Class C shares of $2.2 billion and a note. On a combined basis with BWS, we hold a 73% ownership interest in BAM.

AS AT AND FOR THE YEAR ENDED DEC. 31, 2024 (MILLIONS)	Asset Management[3]	Wealth Solutions[2]	Renewable Power and Transition[4]	Infrastructure[4]	Private Equity[4]	Real Estate[5]	Corporate Activities[4]	Total Segments	Note
External revenues	$10,043	n/a	$6,485	$21,525	$41,321	$6,156	$476	$86,006
Revenues earned for management of affiliated assets and other[1]	4,577	n/a	4	5	80	62	(176)	4,552	i
Segmented revenues	14,620	n/a	6,489	21,530	41,401	6,218	300	90,558
DE1	3,094	1,350	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO	n/a	n/a	470	567	951	n/a	271	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	3,397	n/a	n/a	ii
Common Equity	17,338	10,872	4,485	2,202	1,879	23,085	(17,987)	41,874
1.We equity account for our investment in Oaktree and include our share of the DE at our ownership of 73%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the year ended December 31, 2024, $1.9 billion of revenue from our partner managers was included in our Asset Management segment revenue.
2.We equity account for our investment in BWS, and as such do not generate consolidated external revenues or revenues paid for management of affiliated assets.
3.Included in the determination of DE for our Asset Management segment are direct costs of $7.9 billion, other income and gains of $nil, and interest expense of $5.0 billion. For the year ended December 31, 2024, $1.2 billion of direct costs from our partner managers was included in our Asset Management segment direct costs.
4.Included in the determination of FFO are direct costs of $2.4 billion, $12.1 billion, $32.6 billion, and $165 million, other income and gains of $38 million expense, $450 million income, $835 million income, and $nil, and interest expense of $1.7 billion, $3.4 billion, $3.3 billion, and $727 million of our Renewable Power and Transition, Infrastructure, Private Equity, and Corporate Activities segments, respectively.
5.Included in the determination of NOI of our Real Estate segment are direct costs of $4.5 billion.